As filed with the Securities and Exchange Commission on April 20, 2015
Securities Act Registration Statement No. 033-66528
Investment Company Act File No. 811-07912

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933

Pre-Effective Amendment	☐
Post-Effective Amendment No. 60	☒

and/or

REGISTRATION STATEMENT

UNDER
THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 61	☒

(Check appropriate box or boxes)

OLD WESTBURY FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

760 Moore Road

King of Prussia, PA 19406

(Address of Principal Executive Offices, including Zip Code)

Steven L. Williamson, Esq.
Bessemer Investment Management LLC
630 Fifth Avenue
New York, New York 10111

(Name and Address of Agent for Service)

COPY TO:

Robert W. Helm
Dechert LLP
1900 K Street, NW
Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b) of Rule 485; or
☐	On (date) pursuant to paragraph (b) of Rule 485; or
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485; or
☐	On (date) pursuant to paragraph (a)(1) of Rule 485; or
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485; or
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 60 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in Post-Effective Amendment No. 59 to the Corporation’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement on Form N-1A, pursuant to Rule 485(b) under the 1933 Act, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, State of New York, on the 20th day of April, 2015.

OLD WESTBURY FUNDS, INC.

By:
David W. Rossmiller, President*

Pursuant to the requirements of the 1933 Act, this Amendment to the registration statement has been signed below by the following persons in the capacities indicated on the 20th day of April, 2015.

Name	Title	Date

	President*	April 20, 2015
David W. Rossmiller

	Director*	April 20, 2015
Patricia Francy

	Director*	April 20, 2015
Eugene P. Beard

	Director*	April 20, 2015
Jeffrey J. Glowacki

	Director*	April 20, 2015
J. David Officer

	Director*	April 20, 2015
Alexander Ellis III

	Treasurer, Principal Financial Officer*	April 20, 2015
Matthew A. Rizzi

*By:	/s/ Steven L. Williamson
Steven L. Williamson
As Attorney-in-Fact
April 20, 2015

EXHIBIT INDEX

Exhibit No.	Description

101. INS	XBRL Instance Document

101. SCH	XBRL Taxonomy Extension Schema Document

101. DEF	XBRL Taxonomy Extension Definition Linkbase

101. LAB	XBRL Taxonomy Extension Label Linkbase

101. PRE	XBRL Taxonomy Extension Presentation Linkbase